Derivatives and Hedging	3 Months Ended
Mar. 31, 2025
Derivatives and Hedging [Abstarct]
DERIVATIVES AND HEDGING

NOTE 9 - DERIVATIVES AND HEDGING:

Derivatives

Generally accepted accounting principles require all derivatives, whether designated in a hedging relationship or not, to be recorded on the balance sheet at fair value. These derivative instruments are measured at fair value within Level 2 of the fair value hierarchy. The Company’s earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates. The Company’s foreign currency risk management strategy is principally designed to mitigate the future potential financial impact of changes in the U.S. Dollar value of anticipated transactions and balances denominated in ILS resulting from changes in USD/ILS exchange rates. The Company entered into derivative transactions, specifically foreign currency forward contracts, to manage its exposure to foreign currency exchange risk to reduce earnings volatility. The Company does not enter into derivative transactions for trading or speculative purposes.

Non-Designated Hedges

The Company hedges its foreign currency monetary assets primarily resulting from foreign currency denominated short-term deposits with foreign exchange forward contracts to reduce the risk that the Company’s earnings and cash flows will be adversely affected by changes in foreign currency exchange rates. These contracts have maturities of up to approximately 12 months. Generally, The Company does not designate these foreign currency forward contracts as hedges for accounting purposes and changes in the fair value of these instruments are recognized immediately in earnings. Any gains or losses on the underlying foreign-denominated balance are offset by the losses or gains on the forward contract. Derivative instruments are recorded as other current assets and other current liabilities, according to the timing of the cash flows. As of March 31, 2025, the derivative instruments are recorded as other current assets or other current liabilities. Gains and losses on forward contracts and foreign denominated deposits are included in financial income, net. The cash flows associated with these derivatives are classified in the consolidated statements of cash flows consistently with the classification of the underlying hedged transaction, within cash flows from investing activities.

As of March 31, 2025 and December 31, 2024, we had outstanding forward contracts not designated as hedging instruments with notional and fair value amounts equivalent to the following:

Currency Hedged	March 31, 2025	December 31, 2024
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	10,564	20,038
Fair value of derivatives assets	1	1
Fair value of derivatives liabilities	137	605

The following table shows the effect of our non-designated hedges on the Consolidated Statements of Operations for the Three months ended March 31, 2025:

	Location of Gain	Three months ended March 31, 2025
		U.S. dollars in thousands
Net realized and unrealized gain, excluding the underlying foreign currency exposure being hedged	Financial income, net	204

For the three months ended March 31, 2025, foreign currency profit, net was $183 thousand.

Designated Hedges

During the fourth quarter of 2024 the Company initiated a foreign currency cash flow hedging program, designed to hedge the Company’s foreign exchange rate risk, resulting from ILS payroll expenses. The Company hedges portions of its forecasted payroll payments denominated in ILS for a period of up to 12 months, using forward contracts that are designated as cash flow hedges, as defined by ASC 815. Derivative instruments are recorded as other current assets or other current liabilities, according to the timing of the cash flows. As of March 31, 2025, the derivative instruments are recorded as other current assets and other current liabilities. For these derivative instruments, designated as a cash flow hedge, gains and losses are reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the hedged transaction and in the same period or periods during which the hedged transaction affects the statement of operations. As of March 31, 2025, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive loss to earnings during the next twelve months. The cash flows associated with these derivatives are classified in the consolidated statements of cash flows consistently with the classification of the underlying hedged transaction, within cash flows from operating activities.

The notional and fair value amount and fair value of outstanding derivatives at the end of each period were:

	March 31, 2025	December 31, 2024
	U.S. dollars in thousands
Notional amount of foreign currency contracts	18,828	20,061
Fair value of derivatives assets	118	601
Fair value of derivatives liabilities	59	-

The change in accumulated other comprehensive income relating to gains or losses on derivatives used for hedging was as follows:

	Three months ended March 31, 2025	Three months ended March 31, 2024
	U.S. dollars in thousands
Other comprehensive loss before reclassifications	(355)	-
Amounts reclassified out of accumulated other comprehensive loss (*)	(187)	-
Other comprehensive loss, net	(542)	-

(*)	Amounts of gains reclassified from other comprehensive loss into profit or loss are recorded in cost of revenue and operating expenses. In the three months ended March 31, 2025, $5 thousand, $119 thousand, $37 thousand and $26 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.